Intangible Assets - Rollforward of goodwill - (Details) - USD ($)		3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 27, 2020	Jul. 31, 2022	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Jul. 31, 2022	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning balance			$ 1,112,820,000	$ 491,653,000	$ 495,135,000	$ 795,811,000	$ 1,112,820,000	$ 491,519,000	$ 491,653,000	$ 1,112,820,000	$ 1,434,047,000
Foreign currency translation adjustment				(134,000)	(132,000)		(158,000)	(670,000)			113,000
Impairment of goodwill		$ (70,500,000)				(70,500,000)	(107,934,000)				(321,340,000)
Acquisition								776,080,000
Measurement period adjustments								2,557,000
Canada deconsolidation							(5,100,000)
Impact of Fresh-Start Reporting	$ (507,843,000)
Goodwill, Ending balance	495,135,000			$ 491,519,000	$ 491,653,000		$ 495,135,000	$ 795,811,000	$ 795,811,000	$ 491,653,000	$ 1,112,820,000
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor
Predecessor
Goodwill [Line Items]
Goodwill, Beginning balance					$ 999,628,000
Goodwill, Ending balance	999,628,000						$ 999,628,000
Skillsoft reporting unit
Goodwill [Line Items]
Goodwill, Beginning balance			$ 1,112,820,000	$ 491,653,000		680,500,000	1,112,820,000	$ 491,519,000	$ 491,653,000	$ 1,112,820,000	$ 1,434,047,000
Foreign currency translation adjustment				(134,000)	(132,000)		(158,000)	(47,000)			113,000
Impairment of goodwill			$ (107,900,000)				(107,934,000)				(321,340,000)
Acquisition								659,667,000
Measurement period adjustments								3,036,000
Canada deconsolidation							(5,100,000)
Impact of Fresh-Start Reporting	(507,843,000)
Goodwill, Ending balance				$ 491,519,000	491,653,000			680,500,000	680,500,000	491,653,000	$ 1,112,820,000
Accumulated impairment losses					0			0	0	$ 0
Skillsoft reporting unit | Predecessor
Goodwill [Line Items]
Goodwill, Beginning balance					$ 999,628,000
Goodwill, Ending balance	$ 999,628,000						$ 999,628,000
Virtual, on-demand and classroom
Goodwill [Line Items]
Goodwill, Beginning balance						$ 105,200,000
Foreign currency translation adjustment								(623,000)
Acquisition								116,413,000
Measurement period adjustments								(479,000)
Goodwill, Ending balance								105,200,000	105,200,000
Accumulated impairment losses								0	$ 0
Pluma
Goodwill [Line Items]
Acquisition								14,892,000
Measurement period adjustments								$ 2,952,000